Capital Structure, Financial Risk and Related Items - Financial Income and Expenses, Interest Income and Foreign Exchange Rate (Details) kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) kr / $	Dec. 31, 2023 DKK (kr) kr / $	Dec. 31, 2022 DKK (kr) kr / $
Financial Income:
Interest and other financial income	kr 995	kr 982	kr 324
Gain on marketable securities	364	495	92
Gain on other investments	146	72	58
Foreign exchange rate gain	2,933	391	2,715
Total financial income	4,438	1,940	3,189
Financial expenses:
Interest and other financial expenses	(120)	(70)	(39)
Loss on marketable securities	(147)	(176)	(453)
Loss on other investments	(116)	(98)	(355)
Foreign exchange rate loss	(1,594)	(1,280)	(1,664)
Total financial expenses	(1,977)	(1,624)	(2,511)
Net financial items	2,461	316	678
Increase in interest income	kr 13	kr 658
Increase in interest income (in percentage)	1.00%	203.00%
Foreign exchange rate gains	kr 1,339	kr 889
Foreign exchange rate losses		kr 889	kr 1,051
USD/DKK Foreign Exchange Rates | kr / $	7.1429	6.7447	6.9722
% Increase/(Decrease)	6.00%	(3.00%)	6.00%
Gain on marketable securities, net	kr 217	kr 319	kr (361)
Decrease in gain of marketable securities	kr 102
Percentage of decrease in gain of marketable securities	32.00%
Increase in gain of marketable securities		kr 680
Percentage Of Increase In Gain Of Marketable Securities		188.00%
Gains on other investments, net	kr 30	kr 26	kr 297